INCOME TAXES - Schedule Of Reconciliation Between The Income Taxes Expense (Benefit) Computed By Applying PRC Tax Rate To Income (Loss) Before Income Taxes And Actual Provision For Income Taxes (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Loss before provision of income tax	$ (45,374)	$ (16,935)	$ (29,012)
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (11,344)	$ (4,234)	$ (7,250)
Taxable deemed interest income from inter-company interest-free loans	(971)	(66)	2,218
Net operating loss not applicable for carryforward	1,167	14,820	13,548
Non-deductible expenses	2	44	(1,340)
Non-deductible expenses related to share-based compensation	2,117	3,830	2,102
Non-taxable income from fair value change gain of contingent consideration	(279)	(257)	(5,166)
Non-taxable loss from losses related to contingent liability settlement	3,312		0
Impairment of goodwill			2,322
Effect of income tax rate differences in jurisdictions other than the PRC	1,582	675	(87)
Effects of Company cancellation		(3,723)	205
Changes in valuation allowance	3,445	(11,154)	(4,608)
Total income tax expenses (benefit)	$ (969)	$ (65)	$ 1,944